Investments Accounted for Using the Equity Method (Investments Recognized in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 5,208,758	¥ 4,527,133
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	235,294	229,868	¥ 212,249
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,973,464	¥ 4,297,265	¥ 4,239,795